Provision For Income Tax	12 Months Ended
Mar. 31, 2025
Provision For Income Tax [Abstract]
PROVISION FOR INCOME TAX

NOTE 15 — PROVISION FOR INCOME TAX

Enterprise income tax

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

HKSAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 21, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the year ended March 31,
	2025	2024	2023
Current income tax	$—	$128,932	$130,225
Deferred income tax	(174,620)	—	—
(Benefit from) Provision for income taxes	$(174,620)	$128,932	$130,225

The following tables provide the reconciliation of the difference between the statutory and effective tax expenses following as of March 31, 2025, 2024 and 2023:

	For the year ended March 31,
	2025	2024	2023
(Loss) Income before income tax	$(1,635,736)	$912,370	$949,649
Tax expenses at the British Virgin Islands statutory tax rare	—	—	—
Income taxes computed at Hong Kong Profits Tax rate	(269,896)	150,541	156,692
Tax allowance at the statutory tax rates	(1,362)	(1,276)	(765)
Tax effect on non-assessable income*	(18)	(18)	(5,062)
Tax effect on non-deductible expenditure	75,483	772	403
Tax effect of two-tier tax rate	21,173	(21,087)	(21,042)
Exchange difference	—	—	(1)
(Benefit from) Provision for income taxes	$(174,620)	$128,932	$130,225

*	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law.

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the years ended March 31, 2025, 2024 and 2023:

	For the year ended March 31,
	2025	2024	2023
British Virgin Islands statutory tax rate	—%	—%	—%
HK Profits tax rate	16.5%	16.5%	16.5%
Tax allowance at the statutory tax rates	0.1%	(0.1)%	(0.1)%
Non-assessable income	—%	—%	(0.5)%
Non-deductible expenditure	(4.6)%	—%	—%
Two-tier tax rate	(1.3)%	(2.3)%	(2.2)%
Effective tax rate	10.7%	14.1%	13.7%

An analysis of the Company’s deferred tax assets as of March 31, 2025 and 2024 was as follows:

	As of March 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	174,915	—
Less: Valuation allowance	—	—
Deferred tax assets - net	$174,915	$—

The movement of deferred tax assets is as follows:

	As of March 31,
	2025	2024
Balance at beginning of the year	$—	$—
Additions	174,620	—
Utilization	—	—
Exchange adjustment	295	—
Balance at end of the year	$174,915	$—

In assessing the realizability of deferred tax assets, management consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making the assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.